COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2023
COMMITMENTS
Summary of Contractual Commitments
	Consolidated
	2023	2022
Less than one year	273,548	614,075
One to five years	486,961	659,626
Above five years	799	49,331
Total	761,308	1,323,032